Current and long-term debt - 2018 CMB Sale and Leaseback (Details) $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Jun. 30, 2020
2018 CMB Sale and Leaseback [Member] | Ships to be installed with scrubbers [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,100
Periodic payment per vessel	$ 100
Borrowings instrument term			3 years 6 months
2018 CMB Sale and Leaseback [Member] | London Interbank Offered Rate (LIBOR) [Member] | Ships to be installed with scrubbers [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.10%
$116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings instrument term			3 years
$116.0 Million Lease Financing [Member] | Ships to be installed with scrubbers [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels		4
Increased borrowings per vessel		$ 1,900
MR [Member] | 2018 CMB Sale and Leaseback [Member] | Ships to be installed with scrubbers [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels	6